RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			17 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 1,678			$ 18,017	¥ 117,222
Amounts due to related parties		11,609			$ 11,765	76,544
Credit Ease
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	¥ 1,325,927	911,736	¥ 441,930
Credit Ease | Collection service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	96,276	11,895	3,377
Credit Ease | Acquisition and referral service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	1,080,731	818,678	405,085
Credit Ease | System support service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	133,184	72,023	26,102
Credit Ease | Credit assessment service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	15,359	9,140	7,366
Credit Ease | Cash process service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	377
Credit Ease | Borrower acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 19,945	1,931	¥ 2,962
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Commissions of referral and transaction fee				¥ 0
Amounts due from related parties		1,677
Amounts due to related parties						2,657
CreditEase Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties						16,875
Beijing Zhicheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		1,438				1,390
CreditEase Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		407				682
Hainan CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		1
Amounts due to related parties						2,268
CreditEase Bocheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties						13
CreditEase Pucheng
RELATED PARTY BALANCES AND TRANSACTIONS
Term of loan to related party	1 year
Annual interest rate of loan	4.35%
CreditEase Puhui
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		5,351				53,536
Puxin Hengye
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		3,264				9,273
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties						100,334
Amounts due to related parties		¥ 1,149				¥ 6,738
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Guarantee service charge rate (as a percent)	10.00%	10.00%